Segment information - Reconciliation from the Adjusted EBITA to the consolidated net income (Details) $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Share-based compensation expense	¥ (30,831,000,000)	$ (4,489)	¥ (23,971,000,000)	¥ (50,120,000,000)
Amortization and impairment of intangible assets	(13,504,000,000)	(1,967)	(11,647,000,000)	(12,427,000,000)
Impairment of goodwill	(2,714,000,000)	(395)	(25,141,000,000)	0
Anti-monopoly Fine				(18,228,000,000)
Equity-settled donation expense	(511,000,000)	(75)
Income (Loss) from operations	100,351,000,000	14,612	69,638,000,000	89,678,000,000
Interest and investment income, net	(11,071,000,000)	(1,612)	(15,702,000,000)	72,794,000,000
Interest expense	(5,918,000,000)	(862)	(4,909,000,000)	(4,476,000,000)
Other income, net	5,823,000,000	848	10,523,000,000	7,582,000,000
Income tax expenses	(15,549,000,000)	(2,264)	(26,815,000,000)	(29,278,000,000)
Share of results of equity method investees	(8,063,000,000)	(1,174)	14,344,000,000	6,984,000,000
Net income	65,573,000,000	$ 9,548	47,079,000,000	143,284,000,000
Total segments
Adjusted EBITA	157,471,000,000		139,210,000,000	177,971,000,000
Share-based compensation expense	(26,550,000,000)		(22,255,000,000)	(41,660,000,000)
Amortization and impairment of intangible assets	(13,281,000,000)		(11,406,000,000)	(12,203,000,000)
Income (Loss) from operations	117,640,000,000		105,549,000,000	124,108,000,000
Unallocated
Adjusted EBITA	(9,560,000,000)		(8,813,000,000)	(7,518,000,000)
Share-based compensation expense	(4,281,000,000)		(1,716,000,000)	(8,460)
Amortization and impairment of intangible assets	(223,000,000)		(241,000,000)	(224,000,000)
Impairment of goodwill	(2,714,000,000)		(25,141,000,000)
Anti-monopoly Fine				(18,228,000,000)
Equity-settled donation expense	(511,000,000)
Income (Loss) from operations	¥ (17,289,000,000)		¥ (35,911,000,000)	¥ (34,430,000,000)